CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Star Peak Energy Transition Corp [Member] - Common Class B - shares		12 Months Ended
	Aug. 26, 2020	Dec. 31, 2020	Mar. 31, 2021	Jul. 13, 2020	Dec. 31, 2019
Maximum shares subject to forfeiture				1,312,500
Common stock, shares forfeited (in shares)		472,874
Over-allotment
Maximum shares subject to forfeiture	472,874	1,312,500	1,312,500		1,312,500
Common stock, shares forfeited (in shares)	472,874